Fair value measurement - Silver stream embedded derivative, continuity schedule (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Continuity schedule for embedded derivative
Balance, beginning of period	$ 270,191
Balance, end of period	1,350,735
Silver stream embedded derivative
Continuity schedule for embedded derivative
Balance, beginning of period	0	$ 0
Change in fair value	3,740
Balance, end of period	$ 3,740	$ 0